Intangible assets, net - Schedule of Future Amortization Expense (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
2023	$ 3,364
2024	2,555
2025	2,389
2026	1,870
2027 and thereafter	1,076
Intangible assets, net	$ 11,254	$ 11,228